Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Common Stock [Abstract]
COMMON STOCK

NOTE 6 – COMMON STOCK

With respect to the issuances of the Common Shares listed below:

1.	see Note 9 under ”Equity Finance Agreements” with respect to sales of Common Shares made to YA II PN, Ltd. (p/n/a YA Global Master SPV, Ltd.) (”YA”) pursuant to the Standby Equity Distribution Agreement (“2014 SEDA”).

2.	where issuances of restricted Common Shares occurred at non-discounted valuations, it is so noted and all such non-discounted valuations were based on the closing price of a Common Share on the relevant date.

3.	where issuances of restricted Common Shares occurred at discounted valuations, it is so noted and all such discounted valuations were calculated using the Finnerty Method based on the closing price of a Common Share on the relevant date less a 17% restricted stock discount for 2014 issuances, an 18% restricted stock discount for 2015 issuances and a 25% restricted stock discount for 2016 issuances that were or will be issued.

4	where issuances of restricted Common Shares occurred at agreed upon negotiated prices, the sale proceeds or value of services rendered are so noted.

On January 16, 2016, Omagine contributed an aggregate of 61,001 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On January 16, 2016, Omagine issued 38,462 restricted Common Shares to each of three independent directors for services to be rendered from January 1, 2016 to December 31, 2016 for an aggregate value of $150,000.

On April 5, 2016, the president of the Company purchased 56,000 restricted Common Shares based on the $0.90 closing price of Omagine’s Common Stock on such date of purchase. The total purchase price of $50,400 was paid to the Company by the $50,400 reduction in the accrued salary and expenses owed by the Company to the president.

On April 6, 2016, the three independent directors of the Company each purchased 27,778 restricted Common Shares based on the $0.90 closing price of Omagine’s Common Stock on April 5, 2016 for an aggregate of 83,334 Common Shares purchased. The aggregate purchase price of $75,000 was paid to the Company by the $25,000 reduction in accrued director’s fees owed by the Company to each of the independent directors.

On April 12, 2016, the Company sold 700,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $504,000.

On April 22, 2016, the holders of a Convertible Note converted $30,984 of principal and accrued interest into 24,207 shares of Common Stock.

On May 17, 2016, an Independent Director exercised Stock Options at $0.85 to purchase 2,000 shares of Common Stock.

On June 15, 2016, pursuant to the SEDA, Omagine sold 31,289 Common Shares to YA for proceeds of $25,000.

On July 29, 2016, Omagine sold 10,684 restricted Common shares to an accredited investor for proceeds of $10,000.

On August 19, 2016, Omagine sold 13,245 restricted Common Shares to an accredited investor for proceeds of $10,000.

On August 30, 2016, Omagine sold 11,312 restricted Common Shares to an accredited investor for proceeds of $10,000.

On September 16, 2016, Omagine sold 34,247 restricted Common Shares to an accredited investor for proceeds of $25,000.

On September 19, 2016 Omagine paid a consultant 30,340 restricted Common Shares at a value of $25,000.

On September 21, 2016, Omagine issued 161,290 restricted Common Shares to YA in satisfaction of a $150,000 commitment fee due in connection with the extension of the 2014 SEDA to February 1, 2019.

On January 5, 2015, Omagine contributed an aggregate of 36,483 restricted Common Shares at the discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On February 23, 2015, Omagine paid a consultant 5,000 restricted Common Shares at the discounted valuation of $9,450.

On March 26, 2015, Omagine sold 6,281 restricted Common Shares to an accredited investor for proceeds of $10,000.

On March 26, 2015, Omagine sold 200,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $210,000.

On May 16, 2015, Omagine sold 100,000 restricted Common Shares to an officer and director for proceeds of $120,000.

On June 29, 2015, the Non-US investor (described below in connection with a June 24, 2014 transaction) exercised 158,228 Tempest Warrants at an exercise price of $1.58 for proceeds of $250,000.

On June 29, 2015, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 158,228 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 7,911 restricted Common Shares valued at $12,500.

On June 30, 2015, a former director exercised 2,000 stock options for proceeds of $1,020.

On September 1, 2015, two new Directors were each issued 25,000 restricted Common Shares at a value of $50,000 each for services to be rendered from September 1 to December 31, 2015.

On September 3, 2015, pursuant to the SEDA, Omagine sold 17,696 Common Shares to YA for proceeds of $25,000.

On September 14, 2015, Omagine sold 10,000 restricted Common Shares to an accredited investor for proceeds of $14,700.

On October 8, 2015, 2,375 Tempest Warrants were transferred to an affiliate of the Non-U.S. Investor, a “Non-U.S. Affiliate”. On October 8, 2015, such Non-U.S. Affiliate exercised such 2,375 Tempest Warrants at an exercise price of $1.28 per Common Share for proceeds to Omagine of $3,040.

On October 26, 2015, Omagine sold an aggregate of 1,200,000 restricted Common Shares to three non-U.S. persons who are accredited investors (500,000 restricted Common Shares each to two investors and 200,000 restricted Common Shares to one investor) for aggregate proceeds to Omagine of $1,200,000.

On November 16, 2015, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the October 26, 2015 aforementioned sale of 1,200,000 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 33,334 restricted Common Shares valued at the discounted valuation of $60,000.

On November 16, 2015, Omagine sold 20,886 restricted Common Shares to an accredited investor for proceeds to Omagine of $25,000.

On January 10, 2014, Omagine paid a law firm for legal services rendered by issuing such law firm 34,374 restricted Common Shares at the discounted valuation of $26,248, which value was $10,436 in excess of the $15,812 owed by Omagine to such law firm at that date.

On January 8, 2014 pursuant to the SEDA, Omagine sold 29,687 Common Shares to YA for proceeds of $25,000.

On January 17, 2014 pursuant to the SEDA, Omagine sold 24,912 Common Shares to YA for proceeds of $20,000.

On January 24, 2014 pursuant to the SEDA, Omagine sold 31,705 Common Shares to YA for proceeds of $25,000.

On February 13, 2014, Omagine contributed an aggregate of 73,315 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine Inc. 401(k) Plan.

On February 14, 2014 pursuant to the SEDA, Omagine sold 68,493 Common Shares to YA for proceeds of $150,000.

On March 14, 2014, Omagine sold 70,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $70,000.

On March 14, 2014, Omagine paid a finder’s fee to a non-U.S. person (a “non-U.S. Finder”) in connection with the aforementioned sale of 70,000 restricted Common Shares to a non-U.S. person. Such finder’s fee was satisfied by issuing such non-U.S. Finder 3,500 restricted Common Shares at the discounted valuation of $6,101.

On March 21, 2014 pursuant to the SEDA, Omagine sold 13,597 Common Shares to YA for proceeds of $25,000.

On April 11, 2014, Omagine sold 150,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $150,000. At September 30, 2014, such non-U.S. person owned 1,195,300 Common Shares, or approximately 7.4% of the Common Shares then outstanding, and 441,120 Strategic Warrants (See Note 7).

On April 11, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 150,000 restricted Common Shares to a non-U.S. person. Such finder’s fee was satisfied by issuing such non-U.S. Finder 7,500 restricted Common Shares at the discounted valuation of $10,147.

On April 22, 2014, Omagine issued 85,822 restricted Common Shares to an affiliate of YA in satisfaction of a $150,000 commitment fee due in connection with the 2014 SEDA.

On May 6, 2014 pursuant to the SEDA, Omagine sold 32,270 Common Shares to YA for proceeds of $50,000.

On June 24, 2014, Omagine sold 362,308 restricted Common Shares and issued 1,000,000 Tempest Warrants (See Note 7) to a non-U.S. person who is an accredited investor (the “Non-U.S. Investor”) for proceeds of $422,100.

On June 24, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale to the non-U.S. Investor (See Note 7). Such finder’s fee was satisfied by paying such non-U.S. Finder $20,000 in cash and issuing such non-U.S. Finder 15,000 restricted Common Shares at the discounted valuation of $19,920.

On August 15, 2014, the Non-U.S. Investor transferred 240,000 Tempest Warrants to an affiliate of his which is also a non-U.S. person (the “Non-U.S. Affiliate”) and such Non-U.S. Affiliate exercised such 240,000 Tempest Warrants at an exercise price of $1.40 per Common Share for proceeds to Omagine of $336,000. On August 25, 2014, Omagine paid a finder’s fee of $16,800 to a non-U.S. Finder in connection with such Tempest Warrant exercise.

On September 3, 2014, in exchange for a $3,000 cash settlement payment, the Company cancelled 10,000 restricted Common Shares valued at the non-discounted valuation of $9,020 issued to a consultant for services rendered.

On October 2, 2014, the Non-U.S. Investor transferred 250,000 Tempest Warrants to the Non-U.S. Affiliate and the Non-U.S. Affiliate exercised such 250,000 Tempest Warrants at an exercise price of $1.31 per Common Share for proceeds to Omagine of $327,500. On October 6, 2014, Omagine paid a finder’s fee of $16,375 to a Non-U.S. Finder in connection with such Tempest Warrant exercise by the Non-U.S. Affiliate.

On November 7, 2014, Omagine sold 14,881 restricted Common Shares to a non-U.S. person who is a civil engineer of CCC-Oman and an accredited investor for proceeds of $30,000.

On November 10, 2014, Omagine sold 7,440 restricted Common shares to a non-U.S. person who is a civil engineer of CCC-Oman and an accredited investor for proceeds of $15,000.

On November 20, 2014, Omagine sold an aggregate of 400,000 restricted Common Shares at $2.00 per share to two non-U.S. persons who are accredited investors (150,000 shares to one investor and 250,000 shares to the other investor) for aggregate proceeds of $800,000. The two non-U.S. persons are family members of an Omagine stockholder who owned approximately 7.1% of the Common Shares outstanding at December 31, 2014.

On November 21, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 400,000 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 20,000 restricted Common Shares valued at $40,000.

NOTE 6 – COMMON STOCK

With respect to the issuances of the Common Shares listed below:

1.	see Note 9 under ”Equity Finance Agreements” with respect to sales of Common Shares made to YA Global Master SPV, Ltd. (”YA”) pursuant to the Standby Equity Distribution Agreement (“2014 SEDA”).
2.	where issuances of restricted Common Shares occurred at non-discounted valuations, it is so noted and all such non-discounted valuations were based on the closing price of a Common Share on the relevant date.
3.	where issuances of restricted Common Shares occurred at discounted valuations, it is so noted and all such discounted valuations were calculated using the Finnerty Method based on the closing price of a Common Share on the relevant date less a 17% restricted stock discount for 2014 issuances and an 18% restricted stock discount for 2015 issuances.
4.	where issuances of restricted Common Shares occurred at agreed upon negotiated prices, the sale proceeds or value of services rendered are so noted.

On January 5, 2015, Omagine contributed an aggregate of 36,483 restricted Common Shares at the discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On February 23, 2015, Omagine paid a consultant 5,000 restricted Common Shares at the discounted valuation of $9,450.

On March 26, 2015, Omagine sold 6,281 restricted Common Shares to an accredited investor for proceeds of $10,000.

On March 26, 2015, Omagine sold 200,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $210,000.

On May 16, 2015, Omagine sold 100,000 restricted Common Shares to an officer and director for proceeds of $120,000.

On June 29, 2015, the Non-US investor (described below in connection with a June 24, 2014 transaction) exercised 158,228 Tempest Warrants at an exercise price of $1.58 for proceeds of $250,000.

On June 29, 2015, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 158,228 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 7,911 restricted Common Shares valued at $12,500.

On June 30, 2015, a former director exercised 2,000 stock options for proceeds of $1,020.

On September 1, 2015, two new Directors were each issued 25,000 restricted Common Shares at a value of $50,000 each for services to be rendered from September 1 to December 31, 2015.

On September 3, 2015, pursuant to the SEDA, Omagine sold 17,696 Common Shares to YA for proceeds of $25,000.

On September 14, 2015, Omagine sold 10,000 restricted Common Shares to an accredited investor for proceeds of $14,700.

On October 8, 2015, 2,375 Tempest Warrants were transferred to an affiliate of the Non-U.S. Investor, a “Non-U.S. Affiliate”. On October 8, 2015, such Non-U.S. Affiliate exercised such 2,375 Tempest Warrants at an exercise price of $1.28 per Common Share for proceeds to Omagine of $3,040.

On October 26, 2105, Omagine sold an aggregate of 1,200,000 restricted Common Shares to three non-U.S. persons who are accredited investors (500,000 restricted Common Shares each to two investors and 200,000 restricted Common Shares to one investor) for aggregate proceeds to Omagine of $1,200,000.

On November 16, 2015, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the October 26, 2015 aforementioned sale of 1,200,000 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 33,334 restricted Common Shares valued at the discounted valuation of $60,000.

On November 16, 2015, Omagine sold 20,886 restricted Common Shares to an accredited investor for proceeds to Omagine of $25,000.

On January 10, 2014, Omagine paid a law firm for legal services rendered by issuing such law firm 34,374 restricted Common Shares at the discounted valuation of $26,248, which value was $10,436 in excess of the $15,812 owed by Omagine to such law firm at that date.

On January 8, 2014 pursuant to the SEDA, Omagine sold 29,687 Common Shares to YA for proceeds of $25,000.

On January 17, 2014 pursuant to the SEDA, Omagine sold 24,912 Common Shares to YA for proceeds of $20,000.

On January 24, 2014 pursuant to the SEDA, Omagine sold 31,705 Common Shares to YA for proceeds of $25,000.

On February 13, 2014, Omagine contributed an aggregate of 73,315 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine Inc. 401(k) Plan.

On February 14, 2014 pursuant to the SEDA, Omagine sold 68,493 Common Shares to YA for proceeds of $150,000.

On March 14, 2014, Omagine sold 70,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $70,000.

On March 14, 2014, Omagine paid a finder’s fee to a non-U.S. person (a “non-U.S. Finder”) in connection with the aforementioned sale of 70,000 restricted Common Shares to a non-U.S. person. Such finder’s fee was satisfied by issuing such non-U.S. Finder 3,500 restricted Common Shares at the discounted valuation of $6,101.

On March 21, 2014 pursuant to the SEDA, Omagine sold 13,597 Common Shares to YA for proceeds of $25,000.

On April 11, 2014, Omagine sold 150,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $150,000. At September 30, 2014, such non-U.S. person owned 1,195,300 Common Shares, or approximately 7.4% of the Common Shares then outstanding, and 441,120 Strategic Warrants (See Note 7).

On April 11, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 150,000 restricted Common Shares to a non-U.S. person. Such finder’s fee was satisfied by issuing such non-U.S. Finder 7,500 restricted Common Shares at the discounted valuation of $10,147.

On April 22, 2014, Omagine issued 85,822 restricted Common Shares to an affiliate of YA in satisfaction of a $150,000 commitment fee due in connection with the 2014 SEDA.

On May 6, 2014 pursuant to the SEDA, Omagine sold 32,270 Common Shares to YA for proceeds of $50,000.

On June 24, 2014, Omagine sold 362,308 restricted Common Shares and issued 1,000,000 Tempest Warrants (See Note 7) to a non-U.S. person who is an accredited investor (the “Non-U.S. Investor”) for proceeds of $422,100.

On June 24, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale to the non-U.S. Investor (See Note 7). Such finder’s fee was satisfied by paying such non-U.S. Finder $20,000 in cash and issuing such non-U.S. Finder 15,000 restricted Common Shares at the discounted valuation of $19,920.

On August 15, 2014, the Non-U.S. Investor transferred 240,000 Tempest Warrants to an affiliate of his which is also a non-U.S. person (the “Non-U.S. Affiliate”) and such Non-U.S. Affiliate exercised such 240,000 Tempest Warrants at an exercise price of $1.40 per Common Share for proceeds to Omagine of $336,000. On August 25, 2014, Omagine paid a finder’s fee of $16,800 to a non-U.S. Finder in connection with such Tempest Warrant exercise.

On September 3, 2014, in exchange for a $3,000 cash settlement payment, the Company cancelled 10,000 restricted Common Shares valued at the non-discounted valuation of $9,020 issued to a consultant for services rendered.

On October 2, 2014, the Non-U.S. Investor transferred 250,000 Tempest Warrants to the Non-U.S. Affiliate and the Non-U.S. Affiliate exercised such 250,000 Tempest Warrants at an exercise price of $1.31 per Common Share for proceeds to Omagine of $327,500. On October 6, 2014, Omagine paid a finder’s fee of $16,375 to a Non-U.S. Finder in connection with such Tempest Warrant exercise by the Non-U.S. Affiliate.

On November 7, 2014, Omagine sold 14,881 restricted Common Shares to a non-U.S. person who is a civil engineer of CCC-Oman and an accredited investor for proceeds of $30,000.

On November 10, 2014, Omagine sold 7,440 restricted Common shares to a non-U.S. person who is a civil engineer of CCC-Oman and an accredited investor for proceeds of $15,000.

On November 20, 2014, Omagine sold an aggregate of 400,000 restricted Common Shares at $2.00 per share to two non-U.S. persons who are accredited investors (150,000 shares to one investor and 250,000 shares to the other investor) for aggregate proceeds of $800,000. The two non-U.S. persons are family members of an Omagine stockholder who owned approximately 7.1% of the Common Shares outstanding at December 31, 2014.

On November 21, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 400,000 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 20,000 restricted Common Shares valued at $40,000.